Financial assets and liabilities - Liquidity risk (Details) - Liquidity risk [member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities
Carrying amount	$ 10,263,000	$ 4,557
Future cash flows	12,531,000	4,755
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities
Future cash flows	3,458,000	3,501
Later than one year and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities
Future cash flows	9,073,000	1,254
Accounts Payable and Accrued Liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities
Carrying amount	2,033,000	3,180,000
Future cash flows	2,033,000	3,180,000
Accounts Payable and Accrued Liabilities [member] | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities
Future cash flows	2,033,000	3,180,000
Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities
Carrying amount	7,174,000
Future cash flows	9,324,000
Long-term borrowings [member] | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities
Future cash flows	1,134,000
Long-term borrowings [member] | Later than one year and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities
Future cash flows	8,190,000
Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities
Carrying amount	1,056,000	1,377,000
Future cash flows	1,174,000	1,575,000
Lease liabilities [member] | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities
Future cash flows	291,000	321,000
Lease liabilities [member] | Later than one year and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities
Future cash flows	$ 883,000	$ 1,254,000